Leases - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease Cost
Amortization of leased assets	$ 7,542	$ 6,420
Interest on lease liabilities	7,408	8,177
Operating lease cost	995	1,079
Total lease cost	$ 15,945	$ 15,676
Weighted-average remaining lease term (in years):
Finance leases	5 years 11 months 8 days	6 years 10 months 24 days
Operating leases	6 years 5 months 8 days	8 years 3 days
Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	5.52%	4.73%